SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0	$ 0	$ 0
Derivative liability	128,036	184,381	438,553
FDIC insured amount	$ 250,000	$ 250,000	$ 250,000